Consolidated Statements of Income (Unaudited) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Operating Revenue	[1]	$ 4,269	$ 3,451	$ 12,097	$ 10,005
Operating Expenses
Electric fuel and other energy-related purchases		774	761	2,283	2,128
Purchased (excess) electric capacity		11	50	74	87
Purchased (excess) gas		153	5	1,110	409
Other operations and maintenance		1,010	770	3,295	2,438
Depreciation and amortization		679	526	1,991	1,487
Other taxes		243	177	819	542
Impairment of assets and other charges		85	12	1,232	147
Total operating expenses		2,955	2,301	10,804	7,238
Income from continuing operations		1,314	1,150	1,293	2,767
Other income		173	373	653	658
Interest and related charges		451	378	1,372	1,053
Income from continuing operations before income tax expense		1,036	1,145	574	2,372
Income tax expense		51	262	208	485
Net income including noncontrolling interest		985	883	366	1,887
Noncontrolling Interests		10	29	17	81
Net income		$ 975	$ 854	$ 349	$ 1,806
Earnings Per Common Share
Net income attributable to Dominion Energy - Basic		$ 1.19	$ 1.31	$ 0.42	$ 2.77
Net income attributable to Dominion Energy - Diluted		$ 1.17	$ 1.30	$ 0.39	$ 2.77
Virginia Electric and Power Company
Operating Revenue	[2]	$ 2,264	$ 2,232	$ 6,167	$ 5,809
Operating Expenses
Electric fuel and other energy-related purchases	[2]	559	648	1,691	1,747
Purchased (excess) electric capacity		(1)	50	45	87
Affiliated suppliers		74	72	287	229
Other		379	332	1,010	1,013
Depreciation and amortization		313	295	916	839
Other taxes		82	79	257	241
Impairment of assets and other charges		38		781
Total operating expenses		1,444	1,476	4,987	4,156
Income from continuing operations		820	756	1,180	1,653
Other income		15	25	68	49
Interest and related charges	[2]	138	130	408	388
Income from continuing operations before income tax expense		697	651	840	1,314
Income tax expense		95	131	118	271
Net income		602	520	722	1,043
Dominion Energy Gas Holdings, LLC
Operating Revenue	[3]	502	533	1,598	1,431
Operating Expenses
Purchased (excess) gas	[3]	3	(10)	12	(2)
Other energy-related purchases		1	1	2	3
Affiliated suppliers		32	30	125	97
Other		134	148	427	435
Depreciation and amortization		92	91	274	241
Other taxes		40	35	118	87
Impairment of assets and other charges			1	13	127
Gains on sales of assets		(2)	(65)	(2)	(116)
Total operating expenses		300	231	969	872
Income from continuing operations		202	302	629	559
Earnings from equity method investees		8	10	30	41
Other income		46	18	131	51
Interest and related charges	[3]	88	52	261	102
Net income from continuing operations		130	209	425	449
Net income from discontinued operations		45	33	125	135
Income from continuing operations before income tax expense		168	278	529	549
Income tax expense		38	69	104	100
Net income including noncontrolling interest		175	242	550	584
Noncontrolling Interests		24	51	90	130
Net income		$ 151	$ 191	$ 460	$ 454

[1]	See Note 10 for amounts attributable to related parties.
[2]	See Note 20 for amounts attributable to affiliates.
[3]	See Note 20 for amounts attributable to related parties.